Capital stock - Voting Common Shares (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	May 31, 2025	Aug. 31, 2024
Capital stock
Issued capital	$ 76,151,941	$ 67,144,672
Common shares
Capital stock
Issued capital	$ 76,123,689	$ 67,116,420
Shares outstanding	350,295	12,279	2,833	72
Pre-funded warrants
Capital stock
Issued capital	$ 28,252	$ 28,252
Shares outstanding	1	1	1	1